Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accounts receivable [line items]
Accounts receivable	€ 7,677	€ 8,433	€ 8,424
Gross value
Disclosure of accounts receivable [line items]
Accounts receivable	7,777	8,528	8,537
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable	€ 100	€ 95	€ 113